Summary of Significant Accounting Policies - Additional information (Details)		3 Months Ended		12 Months Ended
	Apr. 21, 2021 USD ($)	Mar. 31, 2022 USD ($) segments	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) numberOfSegments	Dec. 31, 2021 USD ($) segments	Dec. 31, 2020 USD ($) numberOfSegments	Dec. 31, 2019 USD ($)
Accounting Policies [Line Items]
Number of operating segments		1			1	1	1
Restricted cash		$ 100,000		$ 100,000	$ 100,000	$ 100,000	$ 0
Unbilled receivables		900,000		800,000	800,000	800,000	800,000
Bad debt expense				0			53,000
Inventory losses				600,000			0
Impairment of goodwill		0		0
Consideration payables to customers		(200,000)	$ (100,000)	(600,000)			(400,000)
Research and development expense		200,000	1,300,000	1,200,000			400,000
Advertising expense		300,000	100,000	1,300,000			300,000
Unrecognized tax position				2,000,000	2,000,000	2,000,000
Contract with customer, liability		7,400,000		8,600,000	8,600,000	8,600,000
Remaining performance obligation, amount		25,200,000		31,400,000	31,400,000	31,400,000
Revenue recognized		2,000,000	800,000				2,900,000	$ 8,100,000
Deferred revenue		7,181,000		8,450,000	$ 8,450,000	$ 8,450,000	7,625,000
Amortization expense		11,200	100,000	100,000			400,000
Impairment loss		$ 0		$ 0			0
Percent of remaining performance obligations to be recognized as revenues next twelve months		61.30%		55.30%	55.30%	55.30%
Accumulated other comprehensive income		$ 301,000		$ 213,000	$ 213,000	$ 213,000	0
Total comprehensive loss		(48,061,000)	(65,171,000)	(276,382,000)			(70,555,000)
2Predict, Inc.
Accounting Policies [Line Items]
Definite-lived intangible asset, useful life	1 year 6 months
Finite-lived intangibles, amortization	$ 600,000	200,000	0	600,000	600,000	600,000	0
PPP Small Business Loan
Accounting Policies [Line Items]
Proceeds from issuance of unsecured debt							3,200,000
Prepaid Expenses and Other Current Assets
Accounting Policies [Line Items]
Contract with customer, asset, purchase		44,600	100,000	44,600
Other Noncurrent Assets
Accounting Policies [Line Items]
Contract with customer, asset, purchase		300,000		300,000			300,000
Expected to be Recognized During Succeeding Twelve-Month Period
Accounting Policies [Line Items]
Contract with customer, liability				7,200,000	7,200,000	7,200,000
Deferred revenue				8,500,000	8,500,000	8,500,000
Unbilled Revenues
Accounting Policies [Line Items]
Contract with customer, liability		900,000		800,000	$ 800,000	$ 800,000	800,000
Construction in Progress
Accounting Policies [Line Items]
Other operating expense		$ 300,000	$ 100,000	$ 1,900,000			$ 16,100